CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Accounts receivable, due from a related party (in dollars)		$ 22,822
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	294,000,000	294,000,000
Ordinary shares, shares issued	278,597,522	254,451,268
Ordinary shares, shares outstanding	278,597,522	254,451,268	261,510,076	50,333,579